Liquidity and Management Plans (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	May 12, 2017	Oct. 25, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	May 12, 2014
Working capital			$ 9,000,000		$ 3,710,160
Accumulated deficit	$ 14,207,651	$ 4,157,176	14,207,651	$ 4,157,176	6,674,813			$ 1,268,646	$ 446,349
Cash and cash equivalents	9,425,699	2,730,105	9,425,699	2,730,105	$ 4,155,444			$ 4,329,496	$ 687,739	$ 489,640
Contract research and government grants	$ 294,464	$ 234,334	$ 453,532	$ 234,334
National Science Foundation [Member]
Estimated cash and cash equivalent							$ 2,800,000
Subsequent Event [Member]
Cash and cash equivalents						$ 10,000,000